LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED AUGUST 8, 2017

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 28, 2016, OF

WESTERN ASSET GOVERNMENT RESERVES

Effective September 1, 2017, the time at which the Fund normally closes for business is changed from 4:00 p.m. (Eastern time) to 5:00 p.m. (Eastern time), and all references to 4:00 p.m. (Eastern time) in the Fund’s Summary Prospectus and Prospectus are changed to 5:00 p.m. (Eastern time).

Please retain this supplement for future reference.

WASX394813